RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs (International Financial Reporting Standards)". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820, "Fair Value Measurement". At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 by the Company with effect from January 1, 2012, did not have a material impact on its disclosures or consolidated financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income” in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this aspect of ASU 2011-05 with effect from the year ended December 31, 2011. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

In August 2012, the FASB issued ASU 2012-03 "Technical Amendments and Corrections to SEC Sections", which amends various SEC paragraphs of the ASC pursuant to the issuance of SEC Staff Accounting Bulletin No. 114 ("SAB 114"). SAB 114 was issued to update the relevant interpretive guidance in the SEC's Staff Accounting Bulletin series to make it consistent with current authoritative accounting guidance issued by the FASB. The principal changes involve revision or removal of accounting guidance references and other conforming changes to ensure consistency of reference throughout the SAB series. ASU 2012-03 is effective from the date of issuance. Its adoption did not have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In October 2012, the FASB issued 2012-04 "Technical Corrections and Improvements" in order to clarify and amend various aspects of the ASC, particularly to recognize feedback from stakeholders in the ASC where appropriate. The amendments in ASU 2012-04 that are subject to transition guidance are effective for annual periods beginning after December 15, 2013. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.